EDGAR

January 5, 2000

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Filing Pursuant to Rule 497(j)
       John Hancock Tax-Free Bond Trust
        John Hancock Tax-Free Bond Fund
        John Hancock High Yield Tax-Free Fund

       File Nos.  33-32246; 811-5968

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated January 1, 2000 and Statements of Additional Information dated January 1, 2000 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                         Sincerely,


                                         /s/Joan O'Neill
                                         ---------------
                                         Joan O'Neill
                                         Paralegal
                                         State and Federal Compliance